Stock-Based Compensation Expense - Schedule of Fair Value of Options Granted is Estimated on the Date of Grant Using the Black-Scholes-Merton Option-Pricing Model (Details)	12 Months Ended
Mar. 31, 2023 $ / shares
Schedule of Fair Value of Options Granted Estimated on the Date of Grant using the Black-Scholes-Merton Option-Pricing Model [Line Items]
Dividend yield	0.00%
Expected volatility	60.00%
Exercise price (in Dollars per share)	$ 2.2
Attrition rate	30.00%
Minimum [Member]
Schedule of Fair Value of Options Granted Estimated on the Date of Grant using the Black-Scholes-Merton Option-Pricing Model [Line Items]
Risk-free interest rate	2.39%
Expected life (in years)	5 years 6 months
Maximum [Member]
Schedule of Fair Value of Options Granted Estimated on the Date of Grant using the Black-Scholes-Merton Option-Pricing Model [Line Items]
Risk-free interest rate	2.81%
Expected life (in years)	7 years